SUPPLEMENT DATED DECEMBER 1, 2025

TO THE PROSPECTUS DATED MAY 1, 2025

FOR PENN FREEDOM

ISSUED BY

THE PENN MUTUAL LIFE INSURANCE COMPANY

AND FUNDED THROUGH

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

OF

THE PENN MUTUAL LIFE INSURANCE COMPANY

PO BOX 178, PHILADELPHIA, PA 19105

1-800-523-0650

THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2025.

The purpose of this supplement is to provide information on changes to the sub-adviser to the Mid Cap Growth Fund and the Large Core Growth Fund of Penn Series Funds, Inc.

Effective December 1, 2025, the sub-adviser for the Mid Cap Growth Fund and the Large Core Growth Fund changed from Delaware Investments Fund Advisers (“DIFA”) to Nomura Investments Fund Advisers (“NIFA”). Accordingly, all references to DIFA in the Prospectus are hereby replaced with references to NIFA. Such references are found under Appendix A – Funds Available Under the Contract in the Prospectus.

For further details, please refer to the Penn Series Funds, Inc. Funds Prospectus Supplement dated December 1, 2025.

THIS SUPPLEMENT SHOULD BE READ IN ITS ENTIRETY AND RETAINED FOR FUTURE REFERENCE.